Consolidated Statement of Changes in Equity - TRY (₺) ₺ in Thousands	Total	Share capital [member]	Treasury shares [member]	Additional paid-in capital [member]	Share premium [member]	Legal reserve [member] [1]	Hedging reserve [member]	Cost of hedging reserve [member]	Reserve for non-controlling interest put option [member] [1]	Foreign currency translation reserve [member] [1]	Remeasurements of employee termination benefits [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2015	₺ 14,418,902	₺ 2,200,000		₺ 35,026	₺ 269	₺ 1,211,352			₺ (489,065)	₺ 138,824	₺ (14,320)	₺ 11,272,731	₺ 14,354,817	₺ 64,085
Total comprehensive income/(loss)
Profit for the year	1,543,803											1,492,088	1,492,088	51,715
Other comprehensive income/(loss):
Foreign currency translation differences	131,091								(133,222)	263,065			129,843	1,248
Remeasurements of employee termination benefits	(27,466)										(27,466)		(27,466)
Other comprehensive income (loss) for the year, net of income tax	103,625								(133,222)	263,065	(27,466)		102,377	1,248
Total comprehensive income for the year	1,647,428								(133,222)	263,065	(27,466)	1,492,088	1,594,465	52,963
Transfer to legal reserves						(16,148)						16,148
Acquisition of treasury shares (-) (Note 25)	(65,607)		₺ (65,607)										(65,607)
Dividends paid	(51,416)													(51,416)
Change in fair value of non-controlling interests	128,090								128,090				128,090
Transactions with non-controlling interests	(9,000)													(9,000)
Ending balance at Dec. 31, 2016	16,068,397	2,200,000	(65,607)	35,026	269	1,195,204			(494,197)	401,889	(41,786)	12,780,967	16,011,765	56,632
Total comprehensive income/(loss)
Profit for the year	2,037,759											1,979,129	1,979,129	58,630
Other comprehensive income/(loss):
Foreign currency translation differences	(7,150)								(45,848)	37,811			(8,037)	887
Remeasurements of employee termination benefits	(2,990)										(2,990)		(2,990)
Other comprehensive income (loss) for the year, net of income tax	(10,140)								(45,848)	37,811	(2,990)		(11,027)	887
Total comprehensive income for the year	2,027,619								(45,848)	37,811	(2,990)	1,979,129	1,968,102	59,517
Transfer to legal reserves						447,820						(447,820)
Dividends paid	(3,050,928)		9,294									(3,000,000)	(2,990,706)	(60,222)
Ending balance at Dec. 31, 2017	15,045,088	2,200,000	(56,313)	35,026	269	1,643,024			(540,045)	439,700	(44,776)	11,312,276	14,989,161	55,927
Changes in accounting policy (Note 2)	518,874											518,874	518,874
Restated total equity	15,563,962	2,200,000	(56,313)	35,026	269	1,643,024			(540,045)	439,700	(44,776)	11,831,150	15,508,035	55,927
Total comprehensive income/(loss)
Profit for the year	2,177,335											2,021,065	2,021,065	156,270
Other comprehensive income/(loss):
Foreign currency translation differences	623,521								(270,147)	894,295			624,148	(627)
Remeasurements of employee termination benefits	9,905										9,905		9,905
Change in cash flow hedge reserve	(256,188)						₺ (271,130)	₺ 14,942					(256,188)
Other comprehensive income (loss) for the year, net of income tax	377,238						(271,130)	14,942	(270,147)	894,295	9,905		377,865	(627)
Total comprehensive income for the year	2,554,573						(271,130)	14,942	(270,147)	894,295	9,905	2,021,065	2,398,930	155,643
Transfer to legal reserves						592,898						(592,898)
Acquisition of treasury shares (-) (Note 25)	(94,620)		(94,620)										(94,620)
Disposal of subsidiaries	(20,982)													(20,982)
Dividends paid	(1,949,379)		9,399									(1,900,000)	(1,890,601)	(58,778)
Ending balance at Dec. 31, 2018	₺ 16,053,554	₺ 2,200,000	₺ (141,534)	₺ 35,026	₺ 269	₺ 2,235,922	₺ (271,130)	₺ 14,942	₺ (810,192)	₺ 1,333,995	₺ (34,871)	₺ 11,359,317	₺ 15,921,744	₺ 131,810

[1]	Included in Reserves in the consolidated statement of financial position.